Sturgeon Acquisition - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Mar. 31, 2017	[1]	Dec. 31, 2016	[1]	Mar. 31, 2016	Sep. 13, 2014
Business Acquisition [Line Items]
Goodwill	$ 88,726,875		$ 88,726,875		$ 88,726,875
Sturgeon Acquisitions LLC
Business Acquisition [Line Items]
Cash and cash equivalents						$ 705,638
Accounts receivable						7,587,298
Inventories						2,221,073
Other current assets						555,939
Property, plant and equipment						20,424,087
Sand reserves						57,420,000
Goodwill						2,683,727
Total assets acquired						91,597,762
Accounts payable and accrued liabilities						2,878,072
Total liabilities assumed						2,878,072
Net assets acquired						88,719,690
Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution						$ 81,738,675

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.